Related Party Transactions (Details) - Schedule of remuneration of directors and key management - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Schedule of remuneration of directors and key management [Abstract]
Salaries and benefits	$ 673,464	$ 202,442	$ 192,423